Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

19.    Fair Value of Financial Instruments

Cash and cash equivalents, Trade notes and accounts receivable, Trade notes and accounts payable, Accrued expenses, and Short-term borrowings

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments in marketable securities

The fair values of KONAMI's investments in marketable securities are based on quoted market prices.

Investments in non-marketable securities

For investments in non-marketable securities for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. It was not practicable to estimate the fair value of common stock representing certain untraded companies. These investments are carried at cost.

Long-term debt

The fair values of KONAMI's long-term debt instruments are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the Company's current borrowing rate for similar debt instruments of comparable maturity.

Derivative financial instruments

The fair values of derivative financial instruments, consisting principally of foreign exchange forward contracts, all of which are used for purposes other than trading, are estimated by obtaining quotes from brokers.

The estimated fair values of KONAMI's financial instruments at March 31, 2010 and 2011 are as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2010		2011		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥226	¥226	¥140	¥140	$1,684	$1,684
Long-term debt, including current installments	(15,204)	(15,103)	(15,000)	(14,898)	(180,396)	(179,170)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—	—	—
Liabilities	—	—	5	5	60	60

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.